Investments (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Contingent liabilities incurred in relation to interests in joint ventures	R$ 413,034	R$ 250,262
Mata De Santa Genebra [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities incurred in relation to interests in joint ventures	R$ 180,706	R$ 187,243